SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Amortization of debt issue costs	$ 2	$ 2
Long-term debt	107	2
Increase (Decrease) in Borrowings, Other	68	0
Net increase in financial liabilities	$ 175	$ 2